Note 9 - Stock-based Compensation - Summary of the Status of the Company's Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Outstanding (in shares) | shares	700,000
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 2.54
Granted (in shares) | shares	0
Granted, weighted average exercise price (in dollars per share) | $ / shares
Exercised (in shares) | shares
Exercised, weighted average exercise price (in dollars per share) | $ / shares
Exercised, aggregate intrinsic value | $	$ 0
Expired (in shares) | shares	(55,000)
Expired, weighted average exercise price (in dollars per share) | $ / shares	$ 3
Forfeited (in shares) | shares	(355,000)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 2.57
Outstanding (in shares) | shares	290,000
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 2.40
Outstanding, aggregate intrinsic value | $	$ 0
Exercisable (in shares) | shares	196,667
Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 2.68
Exercisable, aggregate intrinsic value | $	$ 0